Corporate information - Disclosure Of Restatement On The Consolidated Statement Of Comprehensive Loss (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Condensed Income Statements, Captions [Line Items]
(Loss) / Profit for the period	€ 6,186	€ (276,648)	€ 12,764	€ (45,267)	€ (327,313)	€ 12,011
Total comprehensive income / (loss) for the period	6,023	(278,144)	14,059	(46,845)	(326,807)	10,157
Attributable to:
Owners of the parent	5,636	(277,392)	11,905	(47,109)	(325,293)	6,076
Non-controlling interest	€ 387	(752)	€ 2,154	€ 264	(1,514)	€ 4,081
As previously reported
Condensed Income Statements, Captions [Line Items]
(Loss) / Profit for the period		(278,568)			(329,233)
Total comprehensive income / (loss) for the period		(280,064)			(328,727)
Attributable to:
Owners of the parent		(279,312)			(327,213)
Non-controlling interest		(752)			(1,514)
Adjustments
Condensed Income Statements, Captions [Line Items]
(Loss) / Profit for the period		1,920			1,920
Total comprehensive income / (loss) for the period		1,920			1,920
Attributable to:
Owners of the parent		1,920			1,920
Non-controlling interest		€ 0			€ 0